As filed with the United States Securities and Exchange Commission on October 18, 2016

1933 Act Registration. No. 002-58287

1940 Act Registration. No. 811-02729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 74	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 75

(Check appropriate box or boxes.)

SHORT-TERM INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Name and Address of Agent for Service)

Copy to:

Elizabeth Nelson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon, Stevens & Young, LLP
3500 Lacey Road, Suite 700	2005 Market Street, Suite 2600
Downers Grove, IL 60515	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 18th day of October 2016.

Registrant:	SHORT-TERM INVESTMENTS TRUST

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	October 18, 2016
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	October 18, 2016
(David C. Arch)

/s/ James T. Bunch*	Trustee	October 18, 2016
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	October 18, 2016
(Bruce L. Crockett)

/s/ Albert R. Dowden*	Trustee	October 18, 2016
(Albert R. Dowden)

/s/ Jack M. Fields*	Trustee	October 18, 2016
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	October 18, 2016
(Martin L. Flanagan)

/s/ Eli Jones*	Trustee	October 18, 2016
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	October 18, 2016
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	October 18, 2016
(Larry Soll)

/s/ Raymond Stickel, Jr.*	Trustee	October 18, 2016
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	October 18, 2016
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	October 18, 2016
(Robert C. Troccoli)

/s/ Suzanne H. Woolsey*	Trustee	October 18, 2016
(Suzanne H. Woolsey)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer	October 18, 2016
(Kelli Gallegos)	(Principal Financial Officer)

*By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney, dated May 4, 2016, filed in Registrant’s Post-Effective Amendment No. 72 on July 29, 2016.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def